OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Items Of Statement Of Comprehensive Income
Derecognition of unproductive wells	$ (7)
Total exploration expenses	$ (7)